Future Minimum Lease Payments Under Non Cancelable Operating Leases Parent Company (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Leased Assets [Line Items]
2017	$ 17,940	¥ 124,557
2018	11,141	77,354
2019	7,130	49,505
2020	5,183	35,985
2021 and thereafter	22,705	157,641
Operating Leases, Future Minimum Payments Due	64,099	445,042
Parent Company
Operating Leased Assets [Line Items]
2017	2,669	18,532
2018	2,736	18,996
2019	2,804	19,471
2020	2,874	19,957
2021 and thereafter	13,033	90,486
Operating Leases, Future Minimum Payments Due	$ 24,116	¥ 167,442